BUSINESS COMBINATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 3 – BUSINESS COMBINATION
On the CTG Acquisition Date, the Company’s wholly owned subsidiary, Drilling Tools International, Inc., entered into
and
consummated the Share Purchase Agreement with CTG, the shareholders of CTG, and a representative of CTG, to acquire 100% of the shares of CTG for a gross cash purchase consideration of £16.2 million, or approximately $20.9 million, based on the British pound sterling to United States dollar exchange rate on the CTG Acquisition Date. CTG is incorporated in the United Kingdom and is the holding company of its wholly owned subsidiary, Deep Casing. Deep Casing specializes in the design, engineering, and manufacturing of a range of patented and innovative products for well construction, well completion, and casing installation processes for the global oil and gas sector. The CTG Acquisition allows the Company to further expand its geographical presence globally, especially in the Middle East, provides accretive earnings to consolidated results of operations, and expands the Company’s portfolio of intellectual property rights, through the acquisition of over 60 patents.
The £16.2 million, or approximately $20.9 million, gross cash purchase consideration was used on the CTG Acquisition Date to (i) settle Deep Casing’s outstanding debt of £15.3 million, or approximately $19.8 million; (ii) pay Deep Casing’s legacy shareholders £0.3 million, or approximately $0.3 million, in accordance with the Share Purchase Agreement; and (iii) pay Deep Casing’s acquisition-related costs of £0.6 million, or approximately $0.8 million.
The CTG Acquisition has been accounted for as a business combination in accordance with ASC 805,
Business Combinations (“
ASC 805
”)
. Drilling Tools International, Inc. has been treated as the accounting acquirer. Accordingly, CTG’s tangible and identifiable intangible assets acquired and its liabilities assumed were recorded at their estimated fair values on the CTG Acquisition Date.

The assets acquired and liabilities assumed in connection with the CTG Acquisition were recorded at their fair values on the CTG Acquisition Date as follows (in thousands):

Assets
Cash	$2,674
Accounts receivable, net	3,781
Inventories, net	4,282
Prepaid expenses and other current assets	189
Property, plant and equipment , net	1,647
Operating lease ROU asset	315
Intangible assets, net	8,065
Goodwill	2,618

Total assets acquired	$23,571

Liabilities
Accounts payable	2,656
Accrued expenses and other current liabilities	(295)
Current portion of operating lease liabilities	95
Operating lease liabilities, less current portion	180

Total liabilities assumed	$2,636

Total consideration transferred	$20,935

The excess of the purchase price over the fair values of the net identifiable tangible and intangible assets acquired has been assigned to goodwill. Goodwill represents the future benefits as a result of the acquisition that will enhance the services available to both new and existing customers and increase the Company’s competitive position. Goodwill will be evaluated for impairment at least annually. Goodwill attributable to the CTG Acquisition is not deductible for tax purposes.
The following table sets forth the amounts allocated to the identified intangible assets, the estimated useful lives of those intangible assets as of the CTG Acquisition Date, and the methodologies used to determine the fair values of those intangible assets ($ in thousands):

	Fair value	Useful life (in years)	Fair value methodology
Intangible assets
Trade names	$819	15	Relief from royalty method
Developed Technology	3,269	20	Relief from royalty method
Customer relationships	3,977	20	Multi-period excess earnings method of the income approach

Total intangible assets	$8,065

The intangible assets acquired are expected to be amortized over their useful lives on a straight-line basis.
The Company incurred acquisition-related costs of $0.3 million during the three months ended March 31, 2024, which are included in other income (expense), net in the condensed consolidated statement of income and comprehensive income.
The Company’s condensed consolidated statement of income and comprehensive income for the three months ended March 31, 2024 includes CTG’s revenues of $0.8 million and net income of $0.2 from the CTG Acquisition Date through March 31, 2024.

Supplemental Pro Forma Information
The unaudited supplemental pro forma financial results below for the three months ended March 31, 2024 and 2023, combine the consolidated results of the Company and CTG, giving effect to the CTG Acquisition as if it had been completed on January 1, 2023. This unaudited supplemental pro forma financial information is presented for informational purposes only and is not indicative of future operations or results had the acquisition been completed as of January 1, 2023, or any other date.

	Three months ended March 31,
(in thousands)	2024	2023
Pro forma revenue	$40,333	$45,308
Pro forma net income	$2,420	$6,287
The unaudited supplemental pro forma financial information in the table above contains material nonrecurring pro forma adjustments to remove interest expense on CTG’s debt as it is assumed that the business combination occurred and the debt was paid off on January 1, 2023.

NOTE 3 – MERGER
As discussed in Note 1 - S
ummary of significant accounting Policies
, on June 20, 2023, the Company completed the Merger. Upon the closing of the Merger, the following occurred:

•
Each share of DTIH common stock issued and outstanding immediately prior to the closing of the Merger, which totaled 52,363,876 shares (other than the shares described for the net exercise of the option and as compensation pursuant to the TSA), was exchanged for the right to receive 0.2282 shares of DTIC Common Stock (the “Common Exchange Ratio”) resulting in the issuance of 11,951,137 shares of DTIC Common Stock.

•
Each share of DTIH redeemable convertible preferred stock issued and outstanding immediately prior to the closing of the Merger, which totaled 20,370,377 shares, was exchanged for the right to receive 0.3299 shares of DTIC Common Stock (the “Preferred Exchange Ratio”) resulting in the issuance of 6,719,641 shares of DTIC Common Stock.

•
Each
non-redeemable
share of ROC common stock issued and outstanding immediately prior to the closing of the Merger, which totaled 3,403,500 shares, was exchanged for, on a one-for-one
basis, shares of DTIC Common Stock.

•
Each share of ROC common stock subject to possible redemption that was not redeemed prior to the closing of the Merger, which totaled 158,621 shares, was exchanged for, on a one-for-one
basis, shares of DTIC Common Stock.

•
Each of ROC’s public rights and private rights outstanding immediately prior to the closing of the Merger, which totaled 20,700,000 and 796,000, respectively, were exchanged for, on a ten-for-one
basis, 2,070,000 and 79,600 shares of DTIC Common Stock, respectively.

•
Prior to the closing of the Merger, one DTIH stock option holder elected to net exercise all of such holder’s options, resulting in the issuance of 158,444 shares of DTIH common stock, which upon the closing of the Merger, were canceled and exchanged for the right to receive 0.2282 shares of DTIC Common Stock per share of DTIH common stock, which resulted in the issuance of 36,163 shares of DTIC Common Stock.

•
DTIH entered into a transaction services agreement (the “TSA”) with Hicks Holdings Operating LLC (“HHLLC”) on January 27, 2012, as amended February 13, 2023, pursuant to which DTIH must pay HHLLC a transaction fee equal to 1.5% of any subsequent transaction, as defined in the TSA. The Merger constitutes a subsequent transaction per the TSA and, therefore, the Board authorized DTIH to issue 1,149,830 shares of DTIH common stock to HHLLC and 328,611 shares of DTIH common stock to a stockholder of DTIH who is affiliated with HHLLC, immediately prior to the closing of the Merger. The DTIH common stock was issued immediately prior to the closing of the Merger and the issuance resulted in the recognition of $2.3 million of stock-based compensation expense within other expense on the consolidated statements of income and comprehensive income for the year ended December 31, 2023. The shares of DTIH common stock issued were exchanged for 337,429 shares of DTIC Common Stock as of the date of the closing of the Merger in accordance with the Common Exchange Ratio. The $2.3 million of stock-based compensation was recorded by taking the $6.95 quoted market price of the Company’s common stock as of the date and time of the closing of the Merger and multiplying this price by the 337,429 shares of DTIC Common Stock Issued.

•
In connection with the Merger, certain holders of DTIH redeemable convertible preferred stockholders entered into exchange agreements (the “Exchange Agreements”) wherein the DTIH redeemable convertible preferred stockholders exchanged their rights to receive a portion of the $11.0 million Aggregate Company Cash Consideration (as defined within the Merger Agreement) for the rights to receive shares of DTIC Common Stock. Immediately following the effectiveness of the Exchange Agreements, which became effective as of the closing of the Merger, the holders of DTIH redeemable convertible preferred stock that participated in the Exchange Agreements held 2,042,181 shares of

DTIC Common Stock as a result of their participation in the Exchange Agreements. In addition, the holders of DTIH redeemable convertible preferred stock that did not participate in the Exchange Agreements were paid $0.2 million from the Aggregate Company Cash Consideration in exchange for the cancellation of their DTIH redeemable convertible preferred stock in connection with the closing of the Merger.

•
In connection with the Merger, ROC entered into subscription agreements (the “Subscription Agreements”) with certain accredited investors (which were related parties of ROC due to their affiliation with ROC Energy Holdings, LLC, which is ROC’s sponsor (“Sponsor” or “ROC Sponsor”)) (the “PIPE Investors”) for an aggregate of 2,970,296 shares of DTIC Common Stock at a price of $10.10 per share, for a total of $30.0 million (the “PIPE Financing”). Upon the closing of the PIPE Financing (which closed in connection with the closing of the Merger), the Company received $25.9 million in cash and $4.1 million worth of shares from the PIPE Financing were used to settle related party promissory notes issued by ROC to the ROC Sponsor and an affiliate of ROC Sponsor.

The proceeds received by the Company from the Merger and PIPE Financing, net of transaction costs, totaled $23.2 million.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, ROC was treated as the acquired company for financial reporting purposes (see Note 1,
Summary of Significant Accounting Policies
for further details. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of ROC, accompanied by a recapitalization. The net assets of ROC were stated at historical cost with no goodwill or other intangible assets recorded.

The following table presents the total DTIC Common Stock outstanding immediately after the closing of the Merger:

Exchange of ROC common stock not subject to possible redemption for DTIC Common Stock upon Merger	3,403,500
Conversion of ROC Public Rights into shares of DTIC Common Stock	2,070,000
Conversion of ROC Private Rights into shares of DTIC Common Stock	79,600
Exchange of ROC common stock subject to possible redemption that was not redeemed for DTIC Common Stock	158,621

Subtotal - Merger, net of redemptions	5,711,721

Issuance of DTIC Common Stock in connection with PIPE Financing	2,970,296

Exchange of DTIH common stock outstanding as of December 31, 2022 for DTIC Common Stock	11,951,137

Exchange of DTIH redeemable convertible preferred stock outstanding as of December 31, 2022 for DTIC Common Stock	6,719,641

Issuance of shares as stock-based compensation to former DTIH stockholders as part of transaction services agreement upon the Merger	337,429

Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	2,042,181

Net exercise of stock options by DTIH stockholder	36,163

Total - DTIC Common Stock outstanding as a result of Merger, PIPE Financing, DTIH for DTIC share exchanges, transaction services agreement, Exchange Agreements, and exercise of stock options	29,768,568